Long-Term Investments	12 Months Ended
Dec. 31, 2012
Long-Term Investments

8. LONG-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership	December 31
		2011	2012
		US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	104	104
Vastview Technology, Corp. (Vastview)	3.9%	74	74
Spright Co., Ltd. (Spright)	—	—	—

		178	178

In July 2001, the Company invested in the common stock of Cashido. At the time of our investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices.

In December 2005, the Company invested in the common stock of Spright. Spright, formally known as Flash Media Corp., was established to market, distribute, and manufacture flash memory storage devices. In May 2010, the Company recognized an impairment loss of US$130 thousand relating to the liquidation of Spright. Spright distributed cash in the amount of US$96 thousand as a return of capital to the Company in 2010.

In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In September 2009, Vastview reduced 70% of its share capital and distributed US$ 808 thousand to the Company. In March and December 2010, the Company recognized an impairment loss of US$73 thousand and US$27 thousand, respectively, in its investment in Vastview.

The Company accounts for these investments using the cost method. These investments are evaluated for impairment on an annual basis or as circumstances warrant. For the year ended December 31, 2010, we determined that our investments in Spright and Vastview were impaired because a combination of recurring losses and reduced forecasts at Spright and Vastview indicated that the Company’s investments were not recoverable within a reasonable period of time. Accordingly, the Company believed that the impairments were other than temporary and recorded an impairment charge of US$230 thousand, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively.